Intangible assets, net - Future amortization expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amortization expense of intangible assets for future years
2019		¥ 3,340
2020		2,226
2021		1,645
2022		999
2023 and thereafter		3,580
Intangible assets, net	$ 1,715	¥ 11,790	¥ 9,686